Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2019
Foreclosed Assets [Abstract]
Foreclosed Assets

	2019	2018
Single-family residential	$-	$38
Valuation allowance	-	-
Total	$-	$38

Expenses Related To Foreclosed Assets

	2019	2018
Net loss (gain) on sales	$(12)	$-
Operating expenses, net of rental income	3	6
	$(9)	$6